Interest in Other Entities (Details) ₪ / shares in Units, $ / shares in Units, $ in Millions																																		1 Months Ended																																										4 Months Ended	12 Months Ended
	Oct. 13, 2022 USD ($)	Oct. 02, 2022	Sep. 07, 2022 shares	Sep. 01, 2022 USD ($)	Sep. 01, 2022 ILS (₪)	Aug. 03, 2022 USD ($)	Aug. 03, 2022 ILS (₪)	May 09, 2022	May 03, 2022 USD ($)	Apr. 07, 2022 USD ($)	Mar. 06, 2022 USD ($) shares	Mar. 06, 2022 ILS (₪) shares	Feb. 02, 2022 USD ($)	Dec. 07, 2021 USD ($) $ / shares shares	Oct. 14, 2021	Oct. 13, 2021 USD ($)	Oct. 13, 2021 ILS (₪)	Oct. 13, 2021 USD ($)	Jul. 06, 2021	Jul. 05, 2021 USD ($)	Jul. 01, 2021 USD ($)	May 10, 2021 USD ($)	Apr. 08, 2021 USD ($)	Mar. 09, 2021 USD ($) shares	Feb. 04, 2021 USD ($)	Feb. 04, 2021 ILS (₪)	Feb. 02, 2021 USD ($)	Jan. 11, 2021 USD ($) $ / shares	Jan. 07, 2021 USD ($)	Oct. 14, 2020	Oct. 14, 2020 USD ($)	Oct. 08, 2020	Dec. 06, 2016	Mar. 21, 2023	Dec. 30, 2022 USD ($)	Dec. 22, 2022 USD ($) shares	Nov. 28, 2022 shares	Oct. 30, 2022 USD ($)	Oct. 26, 2022 USD ($)	Oct. 26, 2022 ILS (₪)	Aug. 30, 2022 USD ($) $ / shares shares	Aug. 28, 2022 USD ($) shares	Aug. 25, 2022	Aug. 23, 2022 USD ($)	Aug. 23, 2022 ILS (₪)	May 31, 2022 ILS (₪) shares	May 25, 2022 shares	May 21, 2022	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 20, 2022 USD ($)	Feb. 28, 2022 USD ($) $ / shares shares	Feb. 28, 2022 ILS (₪) shares	Feb. 22, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 21, 2021 USD ($) shares	Nov. 30, 2021 USD ($)	Nov. 23, 2021	Oct. 31, 2021 USD ($)	Sep. 22, 2021 USD ($)	Aug. 25, 2021 USD ($)	Jul. 31, 2021 USD ($)	Jul. 23, 2021 USD ($)	Jun. 30, 2021 shares	Mar. 31, 2021 USD ($) shares	Mar. 25, 2021	Mar. 22, 2021 USD ($) shares	Feb. 25, 2021 USD ($) $ / shares	Jan. 19, 2021 shares	Dec. 18, 2020 USD ($)	Dec. 31, 2019	Jul. 19, 2019	Nov. 28, 2017	Mar. 29, 2017	May 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2022 ILS (₪) ₪ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2021 ILS (₪) shares		Dec. 31, 2020 USD ($) shares		Dec. 31, 2019	Dec. 31, 2022 ILS (₪) ₪ / shares shares	Dec. 25, 2022 USD ($)	Nov. 14, 2022 USD ($) $ / shares shares	Oct. 26, 2022 ILS (₪)	Oct. 18, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 24, 2022 USD ($)	Sep. 19, 2022 ILS (₪)	Sep. 14, 2022 USD ($)	Aug. 10, 2022	Jul. 28, 2022 USD ($)	Jun. 21, 2022	Jun. 16, 2022 USD ($)	Jun. 02, 2022 USD ($)	May 08, 2022 USD ($)	Mar. 30, 2022 shares	Mar. 11, 2022 USD ($)	Mar. 03, 2022 USD ($)	Feb. 17, 2022 shares	Feb. 03, 2022	Jan. 31, 2022 USD ($)	Jan. 28, 2022 USD ($)	Jan. 28, 2022 AUD ($)	Jan. 27, 2022 USD ($)	Jan. 19, 2022 shares	Dec. 31, 2021 ILS (₪) shares	Nov. 11, 2021	Jul. 31, 2020 USD ($)
Interest in Other Entities (Details) [Line Items]
Voting right percentage																																									35.27%											38.03%
Voting right																																									50.00%
Common stock outstanding, pecentage																																																																													2235.00%		2235.00%							1613.00%
Remaining outstanding amount																															$ 600,000
Eventer, description																																																																			Eventer completed a finance round of approximately USD 2,250 thousand (approximately NIS 7,300 thousand) from a group of 7 investors, in exchange for 146,637 shares, representing 20% of Eventer’s outstanding shares after consummation of the investment. As part of the investment agreement, Keshet Holdings LP (“Keshet”), one of the 7 investors, committed to provide Eventer with advertising services for USD 1,250 thousand (approximately NIS 4,000 thousand), over a period of 1 year, until June 30, 2022. The agreement further provided that the investment proceeds to be paid by Keshet are to be netted by the USD 1,250 thousand to be paid as consideration of the above-mentioned advertising services. Accordingly, the net amount Eventer raised in the finance round amounted to USD 1,000 thousand, with advertising services recorded as prepaid expense in the amount of USD 1,250 thousand. Eventer is not entitled to a refund in the event these advertising services are unutilized through the entire period until June 30, 2022. Following lack of usage of advertising services by Eventer till 30 June 2022 Eventer and Keshet agreed to extend the entitlement period till December 31, 2023, such that the original volume would be utilized. As the extension in time period does not entitle Eventer to additional advertisement services, the Company concluded that the fair value of the additional benefit represented by the extension is immaterial. Following the finance round, the Company’s holding in Eventer decreased to 47.69% of Eventer’s issued and outstanding share capital.
PPS percentage																																																																													50.00%		50.00%
Shares issued (in Shares) | shares																																																																																10		10
Companys holding																																															46.21%
Loaned amount																																																										$ 250,000
Loan interest percentage																																																										4.00%
Discount Percentage																																						20.00%
Loan agreement description																																											On August 25, 2022, the Company and Gix Internet signed an addendum to the Loan Agreement, effective as of July 1, 2022. Pursuant to the addendum, on November 2, 2022, the company received a total of NIS 1 million as repayment of the loan and the accrued interest up to that date. Repayment of the balance of the loan fund, in the amount of NIS 3 million, will be postponed until June 30, 2023.
Eventer recorded an expense																																																																													$ 29,000		₪ 100,000
Loans																																																																													10.00%		10.00%
Net proceeds																																																																													2 years		2 years
Loan agreement amount																																																																													$ 104,000
Products																																																																													80,000																	₪ 280,000
Development fees																									$ 1,500,000	₪ 4,280,000
Revenues earned percentage																									8.00%	8.00%
Agreement with screenz cross media ltd description																																																							the Board of Directors approved an amendment to the agreement between Eventer and Screenz effective September 30, 2021 (the “Effective Date”). As per the amendment, instead of USD 1,500, Eventer will pay in exchange for the license an aggregate amount of USD 1,800 thousand, and the repayment term is to be extended to a period of three years, in monthly instalments of approximately USD 50 thousand each. Eventer evaluated the change in the terms of the commitment in accordance with IFRS 9 and concluded that the change does constitute a material modification of the loan. As of September 30, 2021, the loan’s book value was USD 1,300 thousands and the fair value of the debt was valued at USD 1,415 thousand. The difference of USD 115 thousand was recorded as finance expenses.
License total amount																																																							$ 1,217,000																									$ 1,217,000
Fair value amount																																																																$ 60,000													660,000
Debt amount																																																																													1,062,000		₪ 3,862,000
Advertising right																																																																													402,000
Deferred offering costs																																																																																470,000
Salary																																																																													$ 10,000		₪ 33,000
Risk-free interest rate percentage																																																																													0.15%		0.15%
Expected dividend percentage																																																																													0.00%		0.00%
Expected volatility percentage																																																																													47.02%		47.02%
Forecasted life																																																																													10 years		10 years
Invested an initial amount																																																		$ 400,000																											$ 473,000										₪ 1,668,000
Recognized expenses																																																																													124,000		₪ 418,000	$ 347,000		₪ 1,123,000
Grant estimated amount																																																																													473,000		1,668,000
Recorded as expenses																																																																													347,000					₪ 1,123,000
Professional fee																																																																													6,000		₪ 20,000
Jeffs’ brands ltd description																																the Company entered into the Pro and Purex SPA. Pro and Purex (as defined in note 1) both are in the e-Commerce field and operate online stores for the sale of various consumer products on the Amazon Online Marketplace. Pursuant to the Pro and Purex SPA, the Company acquired 50.01% of Pro’s and 50.03% of Purex’ issued and outstanding share capital on a fully diluted basis through a combination of cash investments in the companies and acquisition of additional shares from the current shareholders of the two companies in consideration for the Company’s ADSs and a cash component. The Company agreed to invest an aggregate amount of USD 1,250 thousand in Pro and Purex, pay USD 150 thousand in cash consideration to the former stockholders, and issue up to USD 500 thousand worth of ADSs to the former stockholders of such companies subject to EBITDA milestones. On July 2021, and following EBITDA results the Company issued USD 71 thousand worth of ADSs.In addition, the companies’ former shareholders are entitled to additional milestone issuances of up to an aggregate USD 750 thousand in ADSs subject to the achievement by Pro and Purex of certain milestones throughout 2021. The transactions closed on January 4, 2021. Also, the Company agreed to financing arrangements including (i) providing financing by way of a stockholder loan of a principal amount equal to USD 250 thousand which may be extended up to an aggregate cap of USD 1 million of which the Company will finance 60% with the remaining 40% to be financed by the other Pro’s and Purex’ stockholders; and (ii) additional financing of up to a principal amount of USD 1 million, to finance the acquisition of additional online Amazon stores provided that such acquisition financing will constitute 80% of the applicable acquisition cost, with the remaining 20% to be financed by the other Pro’s and Purex’ stockholders. Subsequently, according to the terms of the Pro and Purex SPA, the Company entered into a loan and pledge agreement, effective January 5, 2021, with its majority owned subsidiaries Pro and Purex.
Loan amount																											$ 940,000																	$ 914,000	₪ 50																																$ 250,000
Annual interest rate																				10.00%							4.00%																																																		4.00%		4.00%
Amount investment																						$ 6,500,000
Percentage on shares issued																						35.94%																																																							1.28%		1.28%
Increase monthly salary				$ 140,000	₪ 480,000	$ 23,000	₪ 55,000
Initial public offering share (in Shares) | shares																																									3,717,473
Warrant to purchase (in Shares) | shares			4.04																																		120,192				5.2
warrants share (in Shares) | shares																																									425,912
Net issuance expenses																																									$ 4,000																																				$ 137,000
Deducting issuance																																									$ 2,100,000
Issued and outstanding share capital, percentage																																									35.94%																																				46.21%		46.21%
Ordinary shares (in Shares) | shares																																																																													2,824,525										2,824,525
Warrant term																																																																													5 years		5 years
Semi annual payments (in Shares) | shares																																																																													120,192		120,192
Consolidated revenues																																																																													2.30%		2.30%
Outstanding loans									$ 109,000
Ordinary shares (in Shares) | shares																																																																													24,385		24,385	23,036	[1]	23,036	[1]	6,672	[1]
Interest rate																							10.99%																																																						10.00%										10.00%											42.69%
Loan agreement																							$ 153																																						$ 153,000
Aggregate amount																																																						$ 1,000
Annual interest																																																													9.99%
Annual interest rate percentage								9.99%													10.00%
Additional interest rate																					1.00%
Conversion price																					$ 125,000
Issuance of amount																					$ 31,000
Derivate liability																																																							69,000																									$ 69,000
Third party warrants (in Shares) | shares																																																																													30,048										30,048
Additional interest percentage																				1.00%
Number of warrants (in Shares) | shares																																																																													30,048		30,048					91,743
Financing rate																																																						3.25%
Provide for line of credit																																																																																																				$ 200,000				$ 400,000
Deferred offering costs																																																							$ 836,000																									$ 836,000
Shares issued (in Shares) | shares																																																							23,850,128																						24,661,470			23,850,128							24,661,470																									23,850,128
Description of ordinary shares and incentive plan																																																																													On February 17, 2022, Jeffs’ Brands board of directors approved the issuance of bonus shares (equivalent to a stock dividend) on a basis of 664 (prior to adjustments for subsequent reverse share split) Ordinary Shares for each Ordinary Share issued and outstanding as of the close of business on February 17, 2022 (provided that any fractional shares be rounded down to the nearest whole number), pursuant to which holders of Jeffs’ Brands ordinary shares received 664 (prior to adjustments for subsequent reverse share split) ordinary shares for every one ordinary share held as of such date, resulting in an aggregate issuance by Jeffs’ Brands of 6,630,547 (prior to adjustments for subsequent reverse share split) Ordinary Shares on such date.		On February 17, 2022, Jeffs’ Brands board of directors approved the issuance of bonus shares (equivalent to a stock dividend) on a basis of 664 (prior to adjustments for subsequent reverse share split) Ordinary Shares for each Ordinary Share issued and outstanding as of the close of business on February 17, 2022 (provided that any fractional shares be rounded down to the nearest whole number), pursuant to which holders of Jeffs’ Brands ordinary shares received 664 (prior to adjustments for subsequent reverse share split) ordinary shares for every one ordinary share held as of such date, resulting in an aggregate issuance by Jeffs’ Brands of 6,630,547 (prior to adjustments for subsequent reverse share split) Ordinary Shares on such date.
Authorized share capital																																																																													$ 100,000
Reverse shares																																																																													43,567,567,000
Authorized share capital																																																								[2]																						[2]			[2]																		$ 2,893,125,000
Monthly fee																																							$ 16,500																																																			₪ 57,500
Securities offered amounted | ₪																																								₪ 425,000
Gross proceeds percentage																																							7.00%	7.00%
Total consideration of percentage																																							8.00%	8.00%
Agreement term																																							3.00%	3.00%
Advances to suppliers																																																																													228,000
Lease percentage																																																50.00%
Amount paid																																			$ 86,000
Outstanding payable																																																																													$ 32,000
Remaining useful life																																																																													3 years		3 years
Lease term		3 years																																																																											3 years		3 years
Right of use assets																																																																													$ 138,000
Investment agreement description																																																																									the Company signed an agreement with Gix Internet and its then wholly owned subsidiary Gix Media, for an investment of approximately USD 5 million (the “Investment Agreement”). The investment was subject to certain pre-conditions, which were met on September 3, 2019. As part of the investment, the Company received 729,508 ordinary shares of Gix Media, 2,168,675 ordinary shares of Gix Internet and 2,898,183 warrants to purchase 2,898,183 Gix Internet’s shares.
Discount rate																																																																													20.00%		20.00%
Warrants to purchase shares (in Shares) | shares																																																																													2,898,183		2,898,183
Exercise price (in New Shekels per share) | ₪ / shares																																																																															₪ 5.25
Expected term																																	5 years 6 months																																									5 years 6 months	5 years		3 years										3 years
Additional ordinary shares (in Shares) | shares																																																																	33.17												6.46		6.46
Outstanding shares, percentage															70.00%																																					70.00%	70.00%
Shares purchased (in Shares) | shares																																																				1,318,426	1,318,426
Total consideration amount																																																				$ 731,000	₪ 2,400,000
Interests increased, percentage																																																				38.03%								213.00%
Acquisition Purchase price																																																				$ 7,700,000
Other comprehensive income/loss																																																				$ 2,300,000																									$ 460,000			162,000				$ 35,000
Offered share units (in Shares) | shares																																														3,450,800
Total expected consideration amount (in New Shekels) | ₪																																														₪ 5,700,000
Share issued (in Shares) | shares																																										155,427								324,675
Issuance amount																																										$ 66,000
Dividend amount																																																																													$ 1,698											$ 445							$ 1,000
Gross proceeds																												$ 9,680,000																																									$ 9,700,000
Investors lent an aggregate																																																																							$ 69,000
Interest percentage																																																																							8.00%
Long term loan	$ 6,000
Loan Period																																																																													48 months		48 months
Loan interest rate																																																																													3.20%										3.20%
Aggregate amount of credit line																																																																													$ 3,500,000
Internet aggregate amount | ₪																	₪ 4,000,000
Net fair value of the assets and liabilities (in New Shekels) | ₪																																																																																																																₪ 3,230,000
Interest percentage																																																												5.63%																																																					4.00%
Private issuance (in Shares) | shares											220	220
Bonds price (in New Shekels) | ₪												₪ 1,000
Bond total amount											$ 70
Sold tradeable automax bonds											$ 190,000
Company purchased																																																												$ 2,000,000,000
Invested amount																																																																													$ 400,000							$ 100,000																	$ 204,000									$ 111,000
Offering discounted percentage																																																																													25.00%		25.00%
Outstanding discounted percentage																																																																													20.00%		20.00%
Risk free interest rate percentage																																	0.19%																																									0.19%	0.19%		4.76%		4.76%
Fully diluted share capital, percentage																							47.69%
Recognized and recorded as expenses																																																																													$ 0			$ 91,000
Purchased additional shares (in Shares) | shares																																																							741																									741																																741
Invest an additional																																																																					$ 488,765,000
Percentage of issued and outstanding share capital																																																																																																							80.00%
Cash																																																																																																												$ 4,335
Invested additional amount													$ 100,000																																																		$ 134,000
Holdings increased, percentage																																																															5.72%
Dividend in total amount																																																	$ 172
Exercise price (in Dollars per share) | $ / shares																												$ 2.3													$ 4.16																												$ 2.6
Purchase percentage																																																																					15.00%
Cost paid price per share (in Dollars per share) | $ / shares																																																																													5.5
Forward transaction per share (in Dollars per share) | $ / shares																																																																													$ 6.05
Common stock issued, percentage																																																																																						40.35%
Invest an amount																								$ 300,000
Aggregate gross proceeds																																									$ 15,500,000
Loan Agreement [Member]
Interest in Other Entities (Details) [Line Items]
Loan agreement description																			the loan principal of USD 375 thousand was received.	On July 9, 2021, the loan principal of USD 375 thousand was received.
Loan maturity date																																																																													On November 23, 2021, the loan agreement was amended to extend the maturity date of the loan to the earlier of (i) March 31, 2023, or (ii) the closing of an IPO of the Company.		On November 23, 2021, the loan agreement was amended to extend the maturity date of the loan to the earlier of (i) March 31, 2023, or (ii) the closing of an IPO of the Company.
Maturity loan description																																																																													Based on Jeffs’ Brands management’s assessment, the amendment resulted in a significant modification to the loan in accordance with IFRS 9. As a result of the debt extinguishment, Jeffs’ Brands recorded a financial gain in the amount of USD 7 thousand.		Based on Jeffs’ Brands management’s assessment, the amendment resulted in a significant modification to the loan in accordance with IFRS 9. As a result of the debt extinguishment, Jeffs’ Brands recorded a financial gain in the amount of USD 7 thousand.
Purchase Price [Member]
Interest in Other Entities (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares														$ 6.05
Buffalo undertook purchase percentage																																																																													90.00%		90.00%
Subsequent Event [Member]
Interest in Other Entities (Details) [Line Items]
Remaining percentage																																		18.45%
Lease liabilities [member]
Interest in Other Entities (Details) [Line Items]
Right of use assets																																																																													$ 141,000
Safee will be entitled to receive [Member]
Interest in Other Entities (Details) [Line Items]
Repayment loan interest rate percentage																																																																													43.30%		43.30%
Eventer will be entitled to receive [Member]
Interest in Other Entities (Details) [Line Items]
Repayment loan interest rate percentage																																																																													28.35%		28.35%
SAFEE [Member]
Interest in Other Entities (Details) [Line Items]
Fair value amount																																																																													$ 302,000
Ordinary shares [member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																																																																																																									1,307,027
IPO Warrant [Member]
Interest in Other Entities (Details) [Line Items]
Consideration amount																																						$ 2,000,000
Algomizer [Member] | Warrants [Member]
Interest in Other Entities (Details) [Line Items]
Number of warrants issued (in Shares) | shares																																									185,873
Jeffs’ Brands {Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																																																																																																															1,765
Authorized share capital																																																																													$ 5,352,281,000
Algomizer Warrants [Member]
Interest in Other Entities (Details) [Line Items]
Shares on acquisition (in Shares) | shares																																																																													2,898,183		2,898,183
Bank Leumi [Member]
Interest in Other Entities (Details) [Line Items]
Provide for line of credit										$ 1,000,000																																																																																			$ 2,500,000
LIBOR [Member]
Interest in Other Entities (Details) [Line Items]
Interest percentage										3.45%
SOFR [Member]
Interest in Other Entities (Details) [Line Items]
Loan interest rate										3.52%
ScoutCam Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Transferred and delivered																																																																								100.00%
Common stock representing percentage																																																																								60.00%
Funding interest percentage																																																																		28.06%
fair value (loss) gain on Investment																																																																		$ 11,465
Profit and loss an additional gain																																																																		97,000
Common stock outstanding, pecentage																																																																													27.02%		27.02%
Consideration amount																																																																		$ 11,843,000
Expected dividend percentage																																																																		28.06%
Common stock par value (in Dollars per share) | $ / shares																																									$ 4.16
Issuance of amount																				$ 31,000
Securities offered amounted																																							$ 121,000
Invest amount																																																							$ 10,735,000											$ 11,843,000														$ 10,735,000
Additionally sales achievement																																																																													$ 674,362,000,000
ScoutCam Inc. [Member] | Warrants A [Member]
Interest in Other Entities (Details) [Line Items]
Net issuance expenses																																									$ 13,400,000
ScoutCam Inc. [Member] | Investors [Member]
Interest in Other Entities (Details) [Line Items]
Undertook to issue certain investors (in Shares) | shares																																																																				2,469,156
Aggregate purchase price																																																																				$ 20,000,000
Eventer [Member]
Interest in Other Entities (Details) [Line Items]
Purchase agreement, description																														Pursuant to the share purchase agreement, the Company invested USD 750 thousand and was issued an aggregate of 325,270 ordinary shares of Eventer, representing 58.7% of the issued and outstanding share capital (50.01% of Eventer’s issued and outstanding share capital on a fully diluted basis). The share purchase agreement provides that the Company will invest an additional USD 250 thousand in a second tranche, subject to Eventer achieving certain post-closing EBITDA based milestones during the fiscal years 2021 through 2023, or the “Milestones”. The Milestones will be examined in each of the years 2021 through 2023. The fair value of the earn-out was calculated by using a Monte Carlo Simulation. According to this model, the fair value of the earn-out was NIS 233 thousand (USD 69 thousand) as of October 14, 2020. As of December 31, 2022, the Milestones have not been achieved and the fair value of the earn-out was determined to be immaterial.In addition, the Company granted a loan to Eventer in the amount of USD 250 thousand (“Initial Advance”), and the loan was valued at USD 204 thousand. According to the loan agreement, the Company committed to lend up to USD 1,250 thousand to Eventer through advances of funds upon Eventer’s request and subject to the Company’s approval. Advances extended under the Loan Agreement may be repaid and borrowed, in part or in full, from time to time. The Initial Advance should be repaid in twenty-four equals monthly instalments, commencing on the first anniversary of the Loan Agreement. Other advances extended under the Loan Agreement will be repaid immediately following, and in no event later than thirty days following the completion of the project or purpose for which they were made. Outstanding principal balances on the advances will bear interest at a rate equal to the higher of (i) 4% per year, or (ii) the interest rate determined by the Israeli Income Tax Ordinance [New Version] 5721-1961 and the rules and regulation promulgated thereunder. Interest payments will be made on a monthly basis.
Shares issued (in Shares) | shares																																															65,310
Shares received (in Shares) | shares																																															19,518
Loan agreement with Safee Cyber Technologies Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Loan agreement description																																																																													the Company and Eventer signed a loan agreement with Safee Cyber Technologies Inc. (“Safee”). For more details about the Company’s investment in Safee, see note 4P.According to the loan agreement, the Company loaned Safee an amount of NIS 250 thousand (USD 74 thousand) and Eventer loaned Safee an amount of NIS 300 thousand (USD 89 thousand) consisting of NIS 100 thousand (USD 30 thousand) in cash and by assigning to Screenz NIS 200 thousand (USD 59 thousand) of the unutilized advertising rights Eventer had purchased from Keshet in March 2021 as mentioned above. Additionally, for the purpose of loan repayment, Eventer’s loan will be considered as NIS 200 thousand (USD 59 thousand) in total.		the Company and Eventer signed a loan agreement with Safee Cyber Technologies Inc. (“Safee”). For more details about the Company’s investment in Safee, see note 4P.According to the loan agreement, the Company loaned Safee an amount of NIS 250 thousand (USD 74 thousand) and Eventer loaned Safee an amount of NIS 300 thousand (USD 89 thousand) consisting of NIS 100 thousand (USD 30 thousand) in cash and by assigning to Screenz NIS 200 thousand (USD 59 thousand) of the unutilized advertising rights Eventer had purchased from Keshet in March 2021 as mentioned above. Additionally, for the purpose of loan repayment, Eventer’s loan will be considered as NIS 200 thousand (USD 59 thousand) in total.
Shrem Zilberman Group Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Exercise of warrants																																																																													$ 480,000
Ordinary share price																																																																													$ 10,000,000
Share based compensation grants [Member]
Interest in Other Entities (Details) [Line Items]
Exercise price per share (in New Shekels per share) | ₪ / shares																																																																																							₪ 0.001
Round Robin Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Risk-free interest rate percentage																																																																													0.15%		0.15%
Expected dividend percentage																																																																													0.00%		0.00%
Expected volatility percentage																																																																													47.02%		47.02%
Forecasted life																																																																													10 years		10 years
Options purchase shares (in Shares) | shares																																																																													29,944		29,944
Exercise price per share (in New Shekels per share) | ₪ / shares																																																																															₪ 0.001
Mr. Roee Grinblat [Member]
Interest in Other Entities (Details) [Line Items]
Risk-free interest rate percentage																																																																													0.49%		0.49%
Expected dividend percentage																																																																													0.00%		0.00%
Expected volatility percentage																																																																													47.02%		47.02%
Forecasted life																																																																													5 years		5 years
Grant shares percentage																																																																													2.00%		2.00%
Exercise price percentage																																																																													50.00%		50.00%
Public offering percentage																																																																													50.00%		50.00%
SciSparc [Member]
Interest in Other Entities (Details) [Line Items]
Investment, description																																																																													The value of this grant was estimated at approximately NIS 277 thousand (USD 83 thousand). For the year ended December 31, 2021, approximately NIS 186 thousand (USD 58 thousand) were recognized and recorded as expense. During 2022 Eventer reversed the expense due to the fact that the offering did not occur. On February 4, 2021, Eventer’s Board of Directors approved a contractual agreement with Mr. Liron Carmel as the Chairman of the Board of Directors of Eventer. According to the agreement, the engagement between Eventer and Mr. Carmel commenced on January 1, 2021. The monthly professional fee will be approximately NIS 20 thousand (USD 6 thousand). In addition to the professional fee, Eventer granted options to purchase a quantity of ordinary shares, that will constitute approximately 2% of the Eventer’s issued and outstanding ordinary shares immediately after the public offering is completed, as options grant. The options shall vest over a period of three years, commencing on engagement date. The exercise price of 50% of the options granted will be equal to the public offering price, and 50% will equal to the share price of the capital raising round that preceded the public offering price. The fair value of the options granted is estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.49%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 5 years. The value of this grant was estimated at approximately NIS 277 thousand (USD 86 thousand). For the year ended December 31, 2021, approximately NIS 186 thousand (USD 58 thousand) were recognized and recorded as expense. During 2022 Eventer reversed the expense due to the fact that the offering did not occur. On February 4, 2021, Eventer’s Board of Directors approved a contractual agreement with Mr. Eli Uzan as Eventer’s President and Director. According to the agreement, the engagement between Eventer and Mr. Uzan commenced on January 1, 2021. The monthly professional fee will be approximately NIS 20 thousand (USD 6 thousand). In addition to the professional fee, Eventer granted options to purchase a quantity of ordinary shares, that will constitute approximately 2% of Eventer issued and outstanding ordinary shares immediately after the public offering is completed, as options grant. The options shall vest over a period of three years commencing on engagement date with 1/12 of such options vesting at the end of each subsequent three-month period following the grant. The exercise price of 50% of the options granted will be equal to the public offering price, and 50% will equal the share price of the capital raising round that preceded the public offering. The fair value of the option granted is estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.49%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 5 years. The fair value of this grant was estimated at approximately NIS 219 thousand (USD 68 thousand). For the year ended December 31, 2021, approximately NIS 147 thousand (USD 46 thousand) were recognized and recorded as expenses. During 2022 Eventer reversed the expense due to the fact that the offering did not occur. On December 30, 2021, Eventer’s board of directors approved a grant of NIS 8 thousand (USD 2 thousand) to Eventer’s chief executive officer as a bonus for the results and achievements of Eventer for the year 2021. Additionally, Eventer’s board of directors approved a bonus of USD 90 thousand to the chief executive officer which shall be paid in 9 equal instalments per month commencing January 2022. During April 2022, Eventer’s board of directors approved a salary increase to Eventer’s chief executive officer to NIS 50 thousand (USD 15 thousand) per month, effective as of January 1, 2022.		The value of this grant was estimated at approximately NIS 277 thousand (USD 83 thousand). For the year ended December 31, 2021, approximately NIS 186 thousand (USD 58 thousand) were recognized and recorded as expense. During 2022 Eventer reversed the expense due to the fact that the offering did not occur. On February 4, 2021, Eventer’s Board of Directors approved a contractual agreement with Mr. Liron Carmel as the Chairman of the Board of Directors of Eventer. According to the agreement, the engagement between Eventer and Mr. Carmel commenced on January 1, 2021. The monthly professional fee will be approximately NIS 20 thousand (USD 6 thousand). In addition to the professional fee, Eventer granted options to purchase a quantity of ordinary shares, that will constitute approximately 2% of the Eventer’s issued and outstanding ordinary shares immediately after the public offering is completed, as options grant. The options shall vest over a period of three years, commencing on engagement date. The exercise price of 50% of the options granted will be equal to the public offering price, and 50% will equal to the share price of the capital raising round that preceded the public offering price. The fair value of the options granted is estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.49%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 5 years. The value of this grant was estimated at approximately NIS 277 thousand (USD 86 thousand). For the year ended December 31, 2021, approximately NIS 186 thousand (USD 58 thousand) were recognized and recorded as expense. During 2022 Eventer reversed the expense due to the fact that the offering did not occur. On February 4, 2021, Eventer’s Board of Directors approved a contractual agreement with Mr. Eli Uzan as Eventer’s President and Director. According to the agreement, the engagement between Eventer and Mr. Uzan commenced on January 1, 2021. The monthly professional fee will be approximately NIS 20 thousand (USD 6 thousand). In addition to the professional fee, Eventer granted options to purchase a quantity of ordinary shares, that will constitute approximately 2% of Eventer issued and outstanding ordinary shares immediately after the public offering is completed, as options grant. The options shall vest over a period of three years commencing on engagement date with 1/12 of such options vesting at the end of each subsequent three-month period following the grant. The exercise price of 50% of the options granted will be equal to the public offering price, and 50% will equal the share price of the capital raising round that preceded the public offering. The fair value of the option granted is estimated on the grant date, using the Black-Scholes Model, according to the following parameters: (a) risk-free interest rate – 0.49%; (b) expected dividend – 0%; (c) expected volatility – 47.02%; (d) forecasted life – 5 years. The fair value of this grant was estimated at approximately NIS 219 thousand (USD 68 thousand). For the year ended December 31, 2021, approximately NIS 147 thousand (USD 46 thousand) were recognized and recorded as expenses. During 2022 Eventer reversed the expense due to the fact that the offering did not occur. On December 30, 2021, Eventer’s board of directors approved a grant of NIS 8 thousand (USD 2 thousand) to Eventer’s chief executive officer as a bonus for the results and achievements of Eventer for the year 2021. Additionally, Eventer’s board of directors approved a bonus of USD 90 thousand to the chief executive officer which shall be paid in 9 equal instalments per month commencing January 2022. During April 2022, Eventer’s board of directors approved a salary increase to Eventer’s chief executive officer to NIS 50 thousand (USD 15 thousand) per month, effective as of January 1, 2022.
Issued and outstanding share capital, percentage																																																																													1.60%		1.60%
Sale of shares (in Shares) | shares																																																																													49,157		49,157
Invest amount																																																							911,000																						$ 659,000			911,000
Options to purchase shares																																																																													150,000										150,000
Valuation amount																																																							16,000
Purchased additional shares (in Shares) | shares																																																																																																						7,971
Exercise price (in Dollars per share) | $ / shares																																																																													$ 5.02
Holds shares (in Shares) | shares																																																																													108,814										108,814
Mr. Victor Hacmon [Member]
Interest in Other Entities (Details) [Line Items]
Fair value amount																																																																$ 32,202,000
IPO Warrant [Member]
Interest in Other Entities (Details) [Line Items]
Common stock par value (in Dollars per share) | $ / shares																																									$ 4.04
Warrant to purchase (in Shares) | shares			2.02
Pro Loan [Member]
Interest in Other Entities (Details) [Line Items]
Loan amount																											$ 3,760,000
Mr. Hakmon and L.I.A [Member]
Interest in Other Entities (Details) [Line Items]
Outstanding loans									4,100,000
Pure Capital Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Outstanding loans									$ 940,000
Ordinary shares (in Shares) | shares																																									1,463,619
Third parties loans [Member]
Interest in Other Entities (Details) [Line Items]
Derivate liability																																																							69,000																									69,000
Jeffs’ Brands {Member] | Loan Agreement [Member]
Interest in Other Entities (Details) [Line Items]
Maturity loan description																																																											the loan agreement was amended to extend the maturity date of the loan to the earlier of (i) March 31, 2023, or (ii) the closing of an IPO of the Company. Based on Jeffs’ Brands management’s assessment, the amendment resulted in a significant modification to the loan in accordance with IFRS 9. As a result of the debt extinguishment, Jeffs’ Brands recorded a financial gain in the amount of USD 7 thousand.
Jeffs’ Brands IPO [Member]
Interest in Other Entities (Details) [Line Items]
Deferred offering costs																																																							$ 366,000																									366,000
Gix internet [Member]
Interest in Other Entities (Details) [Line Items]
Shares issued (in Shares) | shares																																																																																																									3,000,000
Additional ordinary shares (in Shares) | shares																																																																		33.17
Issuance of shares percentage																																										42.25%
Loans | ₪																																																																																							₪ 3,000
Loan Period																																																																													48 months		48 months
Loan interest rate																																																																													2.92%										2.92%
Gix Media [Member]
Interest in Other Entities (Details) [Line Items]
Percentage on shares issued																																																				78.00%	78.00%
Provide for line of credit	$ 3,500
Outstanding shares, percentage																																																				78.00%	78.00%
Loans																																																																													$ 6,000
Loan Period																																																																													48 years		48 years
Loan interest rate																																																																													4.12%										4.12%
Cortex Media Group Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Percentage on shares issued																																																				78.00%	78.00%
Subscription agreement description																																																																																																										the Company entered into a subscription agreement with ClearMind, for a private placement in which ClearMind raised approximately CAD 1.6 million (USD 1.25 million) (“Subscription Agreement”). Pursuant to the Subscription Agreement ClearMind issued to the Company 1,987,344 units, at a subscription price of CAD 0.80 (USD 0.63) per unit. Each unit is comprised of one Common Share and one warrant to purchase one Common Share of ClearMind. Each warrant will be exercisable for a period of 18 months into one additional Common Share at an exercise price of CAD 2.00 per share. CAD 960 thousand (USD 750 thousand) of the investment amount was paid by the Company in cash and CAD 640 thousand (USD 500 thousand) of the investment amount was paid through the issuance of the Company’s ordinary shares, at a price per share of USD 1.20. The Company issued to ClearMind 416,666 shares. The Company’s holdings in ClearMind’s issued and outstanding shares were 5.02%.
ViewBix Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Percentage on shares issued																																																				58.00%	58.00%
Outstanding shares, percentage																																																				58.00%	58.00%
Board Of Directors [Member]
Interest in Other Entities (Details) [Line Items]
Share issued (in Shares) | shares																																										260,492
Issuance amount																																										$ 110,000
Gix Internet Directors [Member]
Interest in Other Entities (Details) [Line Items]
Share issued (in Shares) | shares																																										24
Polyrizon [Member]
Interest in Other Entities (Details) [Line Items]
Development fees																																																																													$ 2,500,000
Gross proceeds																																																														$ 2,020,000
Investment, percentage																								37.03%
Aggregate proceeds amount																																																																																																					550,000									250,000
Invested amount																																																																																																					$ 203,000									110,000
Equity financing amount																																																																																																																		$ 753,000
Gix [Member]
Interest in Other Entities (Details) [Line Items]
Loan agreement description																																																																													The loan will be repaid in full, together with the accrued interest, in one (1) instalment upon the earliest of: (i) the closing of a rights offering by Gix Internet for an aggregate amount of at least NIS 12,000 thousand (approximately USD 3,858 thousand); or (ii) June 30, 2022.		The loan will be repaid in full, together with the accrued interest, in one (1) instalment upon the earliest of: (i) the closing of a rights offering by Gix Internet for an aggregate amount of at least NIS 12,000 thousand (approximately USD 3,858 thousand); or (ii) June 30, 2022.
Internet aggregate amount																$ 1,240,000
Matomy [Member]
Interest in Other Entities (Details) [Line Items]
Sale of shares (in Shares) | shares																								11,000,000																																														2,300,000
Decreased to issued and outstanding share capital																																																																													4.73%		4.73%
Total gain																																																																																2,025,000
Purchased additional shares in the amount																																																												$ 280,000
Exchange percentage																																																																																																												100.00%	100.00%
Parazero Technologies Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Aggregate amount																																						$ 625,000
Invested amount																																																	18,000
Offering discounted percentage																																																																												20.00%
Invest amount																																																																													$ 976,000																														$ 1,595,000
Cash																																																																																																													$ 6
Pre-money valuation																																																				$ 10,000,000,000
Received amount																																																	$ 18,000
Price per each share increased percentage																																																				50.00%
Warrant exercisable shares (in Shares) | shares																																																				51,689
Trigger event shares (in Shares) | shares																																																				50,139
Fair value warrants																																																				$ 25,000
Holdings issued and outstanding shares percentage																																																																													40.35%										40.35%
Received amount																																																																												$ 1,500
Investment amount																																																																												$ 521,000
Parazero withdrew amount																																																																													$ 500,000
Fair value of loan amount																																																																													$ 391,000
Charging Robotics Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Risk-free interest rate percentage																																																																													0.85%		0.85%
Expected dividend percentage																																																																													0.00%		0.00%
Expected volatility percentage																																																																													85.00%		85.00%
Forecasted life																																																																													4 years 5 months 8 days		4 years 5 months 8 days
Consideration amount																													$ 75,000
Invest amount																													$ 150,000
Options to purchase shares																													15
Fully diluted share capital, percentage																													15.00%
Valuation amount																													$ 150,000
Loan principal amount																																																																																																	$ 60,000
Additional Amount																																																																																																	$ 340,000
Revoltz Ltd.[Member]
Interest in Other Entities (Details) [Line Items]
Invested an initial amount																																																																													$ 250,000
Issued and outstanding share capital, percentage																																																																													19.99%		19.99%
Consideration ordinary shares (in Shares) | shares																																																																													19,990										19,990
Invest an additional																																																																													$ 400,000
Percentage of issued and outstanding share capital																																																																													37.50%										37.50%
Fuel Doctor’s [Member]
Interest in Other Entities (Details) [Line Items]
Cash																																																																																																							$ 1,000,000
Revoltz [Member]
Interest in Other Entities (Details) [Line Items]
Aggregate amount																																																																													$ 1,000,000
Pre-money valuation																																																																													7,000,000
Aggregate value																																																																													$ 1,000,000
Elbit Imaging Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Profit and loss an additional gain																																																																																$ 104,000
Outstanding shares, percentage																																																																																5.12%		5.12%
Invest amount																																																																																											$ 660,000	$ 975,000
Total purchased																																																																																$ 1,060,000.00
Buffalo Investments Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Options to purchase shares																																																																													150,000										150,000
Buffalo Agreement [Member]
Interest in Other Entities (Details) [Line Items]
Consideration ordinary shares (in Shares) | shares														150,000
Warrant per share (in Dollars per share) | $ / shares														$ 0.72
Paid transactions														$ 72,000
Purchase percentage														85.00%
Fuel Doctor Holdings Inc. [Member]
Interest in Other Entities (Details) [Line Items]
Consideration amount																																																									$ 262,500
Purchased shares (in Shares) | shares																																																									90,000,000
Issued and outstanding shares, percentage																																																									35.06%
Minimal liabilities																																																									$ 5,000
Laminera Flow Optimization Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Warrants to purchase shares (in Shares) | shares																																																																													3,401		3,401
Consideration amount																																				$ 126,000
Invest amount																																																		$ 1,333,000																											$ 1,176,000
Cash																																				$ 1,105,000
Issued and outstanding shares, percentage																																				11.18%
Purchased of shares (in Shares) | shares																																				6,355
Share consideration amount																																																		400,000
Gain of income loss and other comprehensive income loss																																																		$ 507,000
Bear annual interest percentage																																																																																																8.00%
Laminera Agreement [Member]
Interest in Other Entities (Details) [Line Items]
Share issued (in Shares) | shares																																																																													7,028		7,028
Issued and outstanding shares, percentage																																																																													19.70%		19.70%
ClearMind Medicine, Inc.[Member]
Interest in Other Entities (Details) [Line Items]
Shares received (in Shares) | shares																																																																													44,829		44,829
Public offering shares (in Shares) | shares																																																																																									1,153,847
Public offering price per share (in Dollars per share) | $ / shares																																																																																									$ 6.5
Aggregate gross proceeds																																																																																									$ 7,500,000
Warrants shares																																																																													$ 2,241,000
GERD IP Inc [Member]
Interest in Other Entities (Details) [Line Items]
Net issuance expenses																																																																													300,000
Invested amount																																																																																																														$ 5,770
Received compensation																																																																																1,000,000
Net amount received																																																																																$ 494,000
Safee Cyber Technologies Ltd. [Member]
Interest in Other Entities (Details) [Line Items]
Invested additional amount																		$ 400,000,000
Fully diluted shares capital, percentage																		2.35%
Top of range [member]
Interest in Other Entities (Details) [Line Items]
Monthly payments for license																																																			$ 50,000
Increase monthly salary | ₪					₪ 80,000
Bottom of range [member]
Interest in Other Entities (Details) [Line Items]
Monthly payments for license																																																			$ 25,000
Recorded as expenses																																																																													$ 124,000
Increase monthly salary				$ 24,000
Aggregate amount																																																													$ 14,000
Parazero Technologies Ltd [Member]
Interest in Other Entities (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																																																				$ 5.9834

[1]	Share and per share data in these financial statements have been retrospectively adjusted, for all periods presented, to reflect a number of shares that is equivalent to the number of shares of the Company post the Reverse Split (see note 14a(7)).
[2]	Share and per share data in these financial statements have been retrospectively adjusted, for all periods presented, to reflect a number of shares that is equivalent to the number of shares of the Company post the Reverse Split (see note 14a(7)).